Capital Stock - Summary of Bank's Subscribed and Paid-in Capital (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 Vote	Dec. 31, 2021 ARS ($) Vote shares	Dec. 31, 2019 ARS ($) shares	Dec. 31, 2018 ARS ($) Vote shares
Disclosure of classes of share capital [line items]
Votes per share | Vote	1
Number of shares | shares		639,413,408	639,413,408	669,663,021
Decrease In Number Of Ordinary Shares | shares			(30,265,275)
Increase In Number Of Ordinary Shares | shares			15,662
Capital Stock, Issued and outstanding		$ 639,413	$ 639,413	$ 640,715
Increase in issued and outstanding			15
Paid in capital stock		$ 639,413	639,413	$ 669,663
Issued capital [member]
Disclosure of classes of share capital [line items]
Own shares acquired			(1,317)
Issued Capital in treasury [member]
Disclosure of classes of share capital [line items]
Own shares acquired			1,317
Capital Stock, Ending balance | shares				28,948
Capital stock decrease in treasury			(30,265)
Issued capital paid-in [member]
Disclosure of classes of share capital [line items]
Decrease in paid in capital stock			(30,265)
Increase in paid in capital stock			$ 15
Class A Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Votes per share | Vote		5		5
Number of shares | shares		11,235,670		11,235,670
Capital Stock, Issued and outstanding		$ 11,236		$ 11,236
Paid in capital stock		$ 11,236		$ 11,236
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Votes per share | Vote		1		1
Number of shares | shares		628,177,738		658,427,351
Capital Stock, Issued and outstanding		$ 628,177		$ 629,479
Paid in capital stock		$ 628,177		$ 658,427
Class B Ordinary Shares [member] | Issued Capital in treasury [member]
Disclosure of classes of share capital [line items]
Capital Stock, Ending balance | shares				28,948